Note 8 - Related Party Transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 8 - Related Party Transactions

As described in Note 4, in January 2007, the Company issued 52,000,000 shares of common stock (post forward stock split) to Directors and officers of the Company for cash proceeds of $13,000. As described in Note 3, on September 9, 2008, Mr. George Daschko resigned from the positions of President and Director. Mr. George Daschko also sold his interest in the Company of 24,000,000 shares of common stock (post forward stock split) to the newly appointed Director and officer of the Company.

As described in Note 4, as of July 31, 2010, the Company owed $27,301 (July 31, 2009 - $27,301) to an individual who is a former Director, officer, and stockholder of the Company.

As described in Note 4, as of July 31, 2010, the Company owed to the former officers amounted to $62,500. The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of repayment.

As described in Note 4, as of July 31, 2010, a loan for working capital purposes from an officer and stockholder of the Company amounted to $106,000. The loan is unsecured, non-interest bearing, and has no specific terms of repayment.

On September 29, 2009, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Mr. Johannes Petersen, whereby Mr. Petersen will serve as a Director and Chief Financial Officer of the Company. Pursuant to the terms of the Consulting Agreement, the Company will pay Mr. Petersen $5,000 per month, and grant to him 1,000,000 restricted shares of the Company’s common stock as compensation for providing services as a Director. On October 14, 2009, the Company’s Chief Executive Officer, Mr. Wayne Gruden, issued a private warrant to Mr. Johannes Petersen, providing him the right to acquire 1,000,000 shares of the Company’s common stock (the “Warrant Shares”) currently held by Mr. Gruden, for a three-year period. Such warrant is being provided to Mr. Petersen in connection with his Consulting Agreement described above. Simultaneously with issuing Mr. Petersen the warrant, on October 15, 2009, Mr. Gruden also agreed to return for cancellation 19,000,000 shares of the Company’s common stock currently held under his name. The cancellation of the 19,000,000 shares of common stock was effected subsequent to October 31, 2009. As of July 31, 2010, the Company owed Mr. Johannes Petersen $17,500 for his consulting services.

On November 3, 2009, the Company entered into a Consulting Agreement (the “Consulting Agreement #2”) with Mr. Wayne Gruden, whereby Mr. Gruden serves as a Director and President of the Company. Pursuant to the terms of the Consulting Agreement #2, the Company will pay Mr. Gruden $40,000 for Director Services from August 1, 2009 to November 30, 2009. Starting on December 1, 2009, the Company will pay $5,000 per month to Mr. Gruden. As of July 31, 2010, the Company owed Mr. Wayne Gruden $45,000 for his consulting services.